ProFrac Holding Corp. - Balance Sheets (Parenthetical) (Details) - ProFrac Holding Corp.	Dec. 31, 2021 $ / shares shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value | $ / shares	$ 0.01
Common stock, authorized	1,000
Common stock, issued	1,000
Common stock, outstanding	1,000